Financial Risk Management - Schedule of Group’s revenue and Trade Receivable (Details) - Financial risk [member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Financial Risk Management [Line Items]
Revenue	$ 15,620,756	$ 13,691,231	$ 12,230,007
Trade receivable	1,199,983	622,708
Customer A [Member]
Financial Risk Management [Line Items]
Revenue	13,720,235	12,357,295	7,574,969
Trade receivable	1,040,765	622,708
Customer B [Member]
Financial Risk Management [Line Items]
Revenue	1,900,521	1,333,936	665,653
Trade receivable	159,218
Customer C [Member]
Financial Risk Management [Line Items]
Revenue			$ 3,989,385